Common Stock Warrants and Common Stock Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Common Stock Warrants and Common Stock Warrant Liability

Note 9 - Common Stock Warrants and Common Stock Warrant Liability

The table summarizes the common stock warrant activity as of September 30, 2019 as follows:

Common Stock Warrants	Number of Warrants	Date Issued	Term	Exercise Price

Outstanding at December 31, 2017	321,590

Warrants issued	56,696	June 2018	5 Years	$36.40
Common Stock Offering Warrants Issued	267,853	August 2018	5 Years	$23.00	(1)
Common Stock Offering - Dealer Manager Warrants	13,393	August 2018	5 Years	$34.50
Warrants exercised	(73,783)
Expired Warrants	(24,406)
Outstanding at December 31, 2018	561,343
Warrants issued	8,334	July 2019	5 Years	$33.75
Warrants Exercised	(64,901)	August 2018		$23.00
Warrants Exercised	(15,600)	August 2018		$19.00
Outstanding at September 30, 2019	489,176

(1)	The common stock warrants issued in November 2017 with an initial exercise price of $30.00 per share adjusted downward to $19.00 per share effective July 24, 2018 in connection with our Rights Offering, and may be subject to further downward adjustments, pursuant to antidilution price adjustment protection contained within those warrants.

On November 21, 2017, the Company issued a total of 232,875 detachable Common Stock warrants issued with the second public offering of 293,000 shares of its Common Stock at $20.00 per share. The Common Stock warrant is exercisable until five years from the date of grant. The common shares of the Company's stock and detachable warrants exist independently as separate securities. As such, the Company estimated the fair value of the Common Stock warrants, exercisable at $30.00 per share, to be $661 using a lattice model based on the following significant inputs: Common stock price of $20.00; comparable company volatility of 73.8%; remaining term 5 years; dividend yield of 0% and risk-free interest rate of 1.87. The initial exercise price of these warrants was $30.00 per share, which adjusted downward to $29.40 on July 24, 2018, the record date of the Right's Offering and downward to $19.00 per share on August 13, 2018, the date of the Rights Offering, pursuant to antidilution price adjustment protection contained within these warrants. Per guidance of ASC 260, the Company recorded a deemed dividend of $333 on the 159,093 unexercised warrants that contained this antidilution price adjustment protection provision and was calculated as the difference between the fair value of the warrants immediately prior to downward exercise price adjustment and immediately after the adjustment using a Black Scholes model based on the following significant inputs: On July 24, 2018: Common stock price of $26.60; comparable company volatility of 72.4%; remaining term 4.33 years; dividend yield of 0% and risk-free interest rate of 2.83. On August 13, 2018: Common stock price of $20.40; comparable company volatility of 74.0%; remaining term 4.25 years; dividend yield of 0% and risk-free interest rate of 2.75.

On June 20, 2018, the Company entered into an agreement with a holder of 56,696 of the November 2017 warrants to exercise its original warrant representing 56,696 shares of Common Stock for cash at the $30.00 exercise price for gross proceeds of $1.7 million and the Company issued to holder a new warrant to purchase 56,696 shares of Common Stock at an exercise price of $36.40 per share. The new warrant did not contain the antidilution price adjustment protection that was contained within the exercised warrants. In June 2018, the Company recorded stock compensation expense of $1.7 million representing the fair value of the of 56,696 inducement warrants issued. The Company estimated the fair value of the Common Stock warrants, exercisable at $36.40 per share, to be $1.7 million using a Black Scholes model based on the following significant inputs: Common stock price of $42.20; comparable company volatility of 72.6%; remaining term 5 years; dividend yield of 0% and risk-free interest rate of 2.8%. Also, in June 2018, an additional 17,088 of the November 8, 2017 warrants that were in the money at the time of exercise, were exercised for gross proceeds of $513.

On August 13, 2018, in connection with a Rights Offering of 267,853 shares of its Common Stock, the Company issued 267,853 warrants to purchase shares of its Common Stock at an exercise price of $23.00 per share. The Company estimated the fair value of the Common Stock warrants, exercisable at $23.00 per share, to be $3.6 million using a Monte Carlo model based on the following significant inputs: Common Stock price of $18.80; comparable company volatility of 159.0%; remaining term 5 years; dividend yield of 0% and risk-free interest rate of 2.77%.

In connection with the closing of the Rights Offering, the Company issued a warrant to purchase 13,393 shares of Common Stock to Maxim Partners LLC, an affiliate of the dealer-manager of the Rights Offering. The Company estimated the fair value of the Common Stock warrants, exercisable at $34.50 per share, to be $169 using a using a Monte Carlo model based on the following significant inputs: Common Stock price of $18.80; comparable company volatility of 159.0%; remaining term 5 years; dividend yield of 0% and risk-free interest rate of 2.77%.

Common Stock Warrant Issued to Underwriter of Common Stock Offering

In July 2019, the Company issued to H.C. Wainwright & Co., as placement agent, a warrant to purchase 8,334 shares of Common Stock at an exercise price of $33.75 per share as consideration for providing services in connection with a Common Stock offering in July 2019. The warrant was fully vested and exercisable on the date of issuance. The Common Stock warrant is exercisable until five years from the date of grant. The Company estimated the fair value of the Common Stock warrants, exercisable at $33.75 per share, to be $127 using a lattice model based on the following significant inputs: Common stock price of $26.80; comparable company volatility of 133.3%; remaining term 5 years; dividend yield of 0% and risk-free interest rate of 2.07%.

University of Arizona Common Stock Warrant

In connection with the June 2015 amended and restated exclusive license agreement with the University of Arizona ("University"), the Company issued to the University a Common Stock warrant to purchase 750 shares of Common Stock at an exercise price of $150.00 per share. The warrant was fully vested and exercisable on the date of grant, and expires, if not exercised, five years from the date of grant. In the event of a "terminating change" of the Company, as defined in the warrant agreement, the warrant holder would be paid in cash the aggregate fair market value of the underlying shares immediately prior to the consummation of the terminating change event. Due to the cash settlement provision, the derivative warrant liability was recorded at fair value and is revalued at the end of each reporting period. The changes in fair value are reported in other income (expense) in the statements of operations and comprehensive loss. The estimated fair value of the derivative warrant liability was $53 at the date of grant.

The estimated fair value of the derivative warrant liability was $0 at September 30, 2019. As this derivative warrant liability is revalued at the end of each reporting period, the fair values as determined at the date of grant and subsequent periods was based on the following significant inputs using a Monte Carlo option pricing model: Common Stock price of $158.20; comparable company volatility of 77.7% of the underlying Common Stock; risk-free rates of 1.93%; and dividend yield of 0%; including the probability assessment of a terminating change event occurring. The change in fair value of the derivative warrant liability was ($0) and $0 for the three and nine months ended September 30, 2019. As such, no entry was recorded in other income (expense) in the accompanying statements of operations and comprehensive loss.

11. Common Stock Warrants and Common Stock Warrant Liability

The table summarizes the Common Stock warrant activity as of December 31, 2018 as follows:

Common Stock Warrants	Number of Warrants	Date Issued	Term	Exercise Price

Outstanding at December 31, 2016	41,465

Common Stock Offering Warrants Issued	232,875	November 2017	5 years	$30.00	(1)
Common Stock Offering Underwriter Warrants	47,250	November 2017	5 years	$30.00
Outstanding at December 31, 2017	321,590

Warrants issued	56,696	June 2018	5 Years	$36.40
Common Stock Offering Warrants Issued	267,853	August 2018	5 Years	$23.00	(1)
Common Stock Offering - Dealer Manager Warrants	13,393	August 2018	5 Years	$34.50
Warrants exercised	(73,783)
Expired Warrants	(24,406)
Outstanding at December 31, 2018	561,343

(1)	The Common Stock warrants issued in November 2017 with an initial exercise price of $30.00 per share adjusted downward to $19.00 per share effective July 24, 2018 in connection with our Rights Offering, and may be subject to further downward adjustments, pursuant to antidilution price adjustment protection contained within those warrants.

On November 21, 2017, the Company issued a total of 232,875 detachable Common Stock warrants issued with the second public offering of 293,000 shares of its Common Stock at $20.00 per share. The Common Stock warrant is exercisable until five years from the date of grant. The common shares of the Company's stock and detachable warrants exist independently as separate securities. As such, the Company estimated the fair value of the Common Stock warrants, exercisable at $30.00 per share, to be $661 using a lattice model based on the following significant inputs: Common stock price of $20.00; comparable company volatility of 73.8%; remaining term 5 years; dividend yield of 0% and risk-free interest rate of 1.87. The initial exercise price of these warrants was $30.00 per share, which adjusted downward to $29.40 on July 24, 2018, the record date of the Right's Offering and downward to $19.00 per share on August 13, 2018, the date of the Rights Offering, pursuant to antidilution price adjustment protection contained within these warrants. Per guidance of ASC 260, the Company recorded a deemed dividend of $333 on the 159,093 unexercised warrants that contained this antidilution price adjustment protection provision and was calculated as the difference between the fair value of the warrants immediately prior to downward exercise price adjustment and immediately after the adjustment using a Black Scholes model based on the following significant inputs: On July 24, 2018: Common stock price of $27.60; comparable company volatility of 72.4%; remaining term 4.33 years; dividend yield of 0% and risk-free interest rate of 2.83. On August 13, 2018: Common stock price of $20.40; comparable company volatility of 74.0%; remaining term 4.25 years; dividend yield of 0% and risk-free interest rate of 2.75.

On June 20, 2018, the Company entered into an agreement with a holder of 56,696 of the November 2017 warrants to exercise its original warrant representing 56,696 shares of Common Stock for cash at the $30.00 exercise price for gross proceeds of $1.7 million and the Company issued to holder a new warrant to purchase 56,696 shares of Common Stock at an exercise price of $36.40 per share. The new warrant did not contain the antidilution price adjustment protection that was contained within the exercised warrants. In June 2018, the Company recorded stock compensation expense of $1.7 million representing the fair value of the of 56,696 inducement warrants issued. The Company estimated the fair value of the Common Stock warrants, exercisable at $36.40 per share, to be $1.7 million using a Black Scholes model based on the following significant inputs: Common stock price of $42.20; comparable company volatility of 72.6%; remaining term 5 years; dividend yield of 0% and risk-free interest rate of 2.8%. Also in June 2018, an additional 17,088 of the November 8, 2017 warrants that were in the money at the time of exercise, were exercised for gross proceeds of $513.

On August 13, 2018, in connection with a Rights Offering of 251,853 shares of its Common Stock, the Company issued 251,853 warrants to purchase shares of its Common Stock at an exercise price of $23.00 per share. The Company estimated the fair value of the Common Stock warrants, exercisable at $23.00 per share, to be $3.6 million using a Monte Carlo model based on the following significant inputs: Common Stock price of $18.80; comparable company volatility of 159.0%; remaining term 5 years; dividend yield of 0% and risk-free interest rate of 2.77%.

In connection with the closing of the Rights Offering, the Company issued a warrant to purchase 13,393 shares of Common Stock to Maxim Partners LLC, an affiliate of the dealer-manager of the Rights Offering. The Company estimated the fair value of the Common Stock warrants, exercisable at $34.50 per share, to be $169 using a using a Monte Carlo model based on the following significant inputs: Common Stock price of $18.80; comparable company volatility of 159.0%; remaining term 5 years; dividend yield of 0% and risk-free interest rate of 2.77%.

Common Stock Warrant Issued to Underwriter of Common Stock Offering

In November 2017, the Company issued to Roth Capital Partners, LLC, as underwriter, a warrant to purchase 47,250 shares of Common Stock at an exercise price of $30.00 per share as consideration for providing services in connection with our Common Stock offering. The warrant was fully vested and exercisable on the date of issuance. The Common Stock warrant is exercisable until five years from the date of grant. The Company estimated the fair value of the Common Stock warrants, exercisable at $30.00 per share, to be $134 using a lattice model based on the following significant inputs: Common stock price of $20.00; comparable company volatility of 73.8%; remaining term 5 years; dividend yield of 0% and risk-free interest rate of 1.87%.

University of Arizona Common Stock Warrant

In connection with the June 2015 amended and restated exclusive license agreement with the University of Arizona ("University"), the Company issued to the University a Common Stock warrant to purchase 750 shares of Common Stock at an exercise price of $150.00 per share. The warrant was fully vested and exercisable on the date of grant, and expires, if not exercised, five years from the date of grant. In the event of a "terminating change" of the Company, as defined in the warrant agreement, the warrant holder would be paid in cash the aggregate fair market value of the underlying shares immediately prior to the consummation of the terminating change event. Due to the cash settlement provision, the derivative warrant liability was recorded at fair value and is revalued at the end of each reporting period. The changes in fair value are reported in other income (expense) in the statements of operations and comprehensive loss. The estimated fair value of the derivative warrant liability was $53 at the date of grant.

The estimated fair value of the derivative warrant liability was $0 at December 31, 2018. As this derivative warrant liability is revalued at the end of each reporting period, the fair values as determined at the date of grant and subsequent periods was based on the following significant inputs using a Monte Carlo option pricing model: Common Stock price of $158.20; comparable company volatility of 77.7% of the underlying Common Stock; risk-free rates of 1.93%; and dividend yield of 0%; including the probability assessment of a terminating change event occurring. The change in fair value of the derivative warrant liability was $1 for year ended December 31, 2018 and was recorded in other income (expense) in the accompanying statements of operations and comprehensive loss.